ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended				9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014		Dec. 27, 2013		Sep. 07, 2012
Successor
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 0	$ 3,595		$ 528
Charged to expense	530	2,743		1,981
Deductions	(2) [1]	(2,148)	[1]	1,086	[1]
Ending balance	528	4,190		3,595
Predecessor
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance						6,457
Charged to expense						1,285
Deductions						(2,967) [1]
Ending balance						$ 4,775

[1]	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.